SCHEDULE OF WARRANT AND FAIR VALUE OUTSTANDING (Details)		12 Months Ended
		Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 0.6123
Number of Warrants Outstanding | shares		8,000,000	6,461,999
Fair Value of warrants | $		$ 4,196,125
Range 1 [member]
IfrsStatementLineItems [Line Items]
Issue date	[1]	Feb. 05, 2021
Exercise price | $ / shares	[1]	$ 3.55
Number of Warrants Outstanding | shares	[1]		1,319,675
Fair Value of warrants | $	[1]
Range 2 [member]
IfrsStatementLineItems [Line Items]
Issue date	[2]	Mar. 05, 2021
Exercise price | $ / shares	[2]	$ 3.55
Number of Warrants Outstanding | shares	[2]		5,142,324
Fair Value of warrants | $	[2]
Range 6 [member]
IfrsStatementLineItems [Line Items]
Issue date		Oct. 30, 2023
Exercise price | $ / shares	[3]	$ 0.6123
Number of Warrants Outstanding | shares	[3]	6,400,000
Fair Value of warrants | $	[3]	$ 3,180,543
Range 7 [member]
IfrsStatementLineItems [Line Items]
Issue date		Oct. 30, 2023
Exercise price | $ / shares	[4]	$ 0.0001
Number of Warrants Outstanding | shares	[4]	1,600,000
Fair Value of warrants | $	[4]	$ 1,015,582

[1]	The warrants expired on February 5, 2023.
[2]	The warrants expired on March 5, 2023.
[3]	The warrants expire October 30, 2028.
[4]	The warrants have no expiry date.